SHARE CAPITAL (Details)	9 Months Ended
	Dec. 31, 2025 USD ($) Vote $ / shares shares	Jun. 12, 2026 $ / shares shares	Jun. 11, 2026 USD ($) $ / shares shares	Mar. 18, 2025 USD ($) $ / shares shares
SHARE CAPITAL
Common Shares, authorized value | $	$ 50,000			$ 50,000
Common Shares, par value | $ / shares	$ 1			$ 1
Common Shares, shares authorized	50,000			50,000
Number of votes per common shares | Vote	1
Common Shares, shares issued	1
Common Shares, shares outstanding	1
Subsequent Event
SHARE CAPITAL
Common Shares, authorized value | $			$ 50,000
Common Shares, par value | $ / shares		$ 0.00001	$ 0.00001
Common Shares, shares authorized		4,950,000,000	5,000,000,000
Common Shares, shares issued		560,759,757
Common Shares, shares outstanding		560,759,757